First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES — 7.7%
1,222,781	ACM Auto Trust Series 2025-4A, Class A, 5.870%, 5/20/2030[1,2]	$1,224,011
543,478	Barclays Mortgage Trust Series 2021-NPL1, Class A, 6.000%, 11/25/2051	544,283
3,000,000	Basepoint Mca Securitization II LLC Series 2025-1A, Class B, 7.660%, 8/15/2031[1,2]	2,995,302
	BHG Securitization Trust
885,000	Series 2025-1CON, Class E, 8.620%, 4/17/2036[1,2]	909,921
500,000	Series 2026-1CON, Class E, 8.030%, 6/17/2037[1,2]	502,832
2,000,000	Carrington Mortgage Loan Trust Series Series 2006-NC2, Class M1, 4.168% (1-Month Term SOFR+52 basis points), 6/25/2036[2,3]	1,678,698
1,500,000	Channel EF LLC Series 2026-1A, Class E, 6.200%, 1/17/2034[1,2]	1,402,504
	Cherry Securitization Trust
3,262,000	Series 2024-1A, Class C, 9.310%, 4/15/2032[1,2]	3,303,398
2,000,000	Series 2025-1A, Class D, 12.690%, 11/15/2032[1,2]	2,084,592
	Corevest American Finance Trust
300,000	Series 2020-4, Class C, 2.250%, 12/15/2052	280,786
100,000	Series 2021-1, Class C, 2.800%, 4/15/2053	88,828
2,500,000	DataBank Issuer Series 2026-1A, Class A2, 5.811%, 2/25/2056[1,2]	2,496,312
1,316,442	Dividend Solar Loans LLC Series 2018-2, Class B, 4.250%, 12/20/2038[1,2]	1,217,024
1,872,155	EDGEX Trust Series 2026-PT2, Class PT, 16.979%, 5/15/2036[1,4]	1,845,191
2,000,000	Exeter Automobile Receivables Trust Series 2024-3A, Class E, 7.840%, 10/15/2031[1,2]	2,082,818
	FIGRE Trust
640,000	Series 2026-HE2, Class E, 7.060%, 1/25/2056	645,188
1,171,957	Series 2026-HF3, Class C, 5.628% (30-Day SOFR Average+200 basis points), 3/25/2056	1,176,214
2,000,000	Series 2026-HE5, Class E, 7.160%, 6/25/2056	2,021,046
1,490,000	Series 2026-HE5, Class F, 8.125%, 6/25/2056	1,496,583
2,083,265	Goodleap Sustainable Home Solutions Trust Series 2023-4C, Class A, 6.480%, 3/20/2057[1,2]	2,050,318
1,343,124	GreenSky Home Improvement Trust Series 2024-1, Class E, 9.000%, 6/25/2059[1,2]	1,392,476
4,443,173	GS Mortgage-Backed Securities Trust Series 2026-AH1, Class A1A, 5.128% (30-Day SOFR Average+150 basis points), 7/25/2056[1,2,3]	4,453,441
	Huntington Bank Auto Credit-Linked Notes
360,333	Series 2025-2, Class D, 6.859% (30-Day SOFR Average+325 basis points), 9/20/2033[1,2,3]	350,642

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
2,283,644	Series 2026-1, Class D, 8.109% (30-Day SOFR Average+450 basis points), 2/20/2034[1,2,3]	$2,306,616
2,107,979	Series 2026-1, Class E, 12.259% (30-Day SOFR Average+865 basis points), 2/20/2034[1,2,3]	2,111,120
1,859,000	Kapitus Asset Securitization IV LLC Series 2024-1A, Class D, 9.900%, 9/10/2031[1,2]	1,886,456
2,500,000	Kapitus Asset Securitization VI LLC Series 2026-1A, Class D, 8.760%, 5/10/2033[1,2]	2,501,960
3,000,000	LMRE Trust Series 2025-SFR1, Class A, 4.500%, 12/17/2042[1]	2,919,606
	Marlette Funding Trust
1,352	Series 2023-1A, Class R, 0.000%, 4/15/2033[1,2,5]	45,292
3,806	Series 2023-2A, Class R, 0.000%, 6/15/2033[1,2,5]	180,785
275,464	Mosaic Solar Loan Trust Series 2022-1A, Class A, 2.640%, 1/20/2053[1,2]	240,211
	Mulligan Asset Securitization III LLC
1,000,000	Series 2026-1A, Class C, 6.984%, 5/15/2033[1,2]	1,002,500
1,275,000	Series 2026-1A, Class D, 10.170%, 5/15/2033[1,2]	1,278,187
1,552,816	NALP Business Loan Trust Series 2026-1, Class B, 7.180%, 6/26/2051[1,2]	1,555,788
	NMEF Funding, LLC
1,000,000	Series 2025-B, Class E, 7.660%, 1/18/2033[1,2]	1,019,267
1,350,000	Series 2026-A, Class E, 6.730%, 2/15/2034[1,2]	1,330,077
1,500,000	Pawneee Equipment Receivables Series LLC Series 2022-1, Class E, 9.500%, 9/17/2029[1,2]	1,499,455
	Point Securitization Trust
1,000,000	Series 2023-1, Class A2, 7.750%, 11/25/2053[1,2,6]	1,014,924
1,000,000	Series 2025-2, Class B1, 7.000%, 10/25/2055[1,2,6]	887,438
2,250,000	PowerPay Issuance Trust Series 2025-1A, Class D, 9.190%, 11/18/2041[1,2]	2,023,373
	PRET LLC
2,150,000	Series 2025-NPL8, Class A2, 7.991%, 8/25/2055	2,154,332
2,100,000	Series 2025-NPL9, Class A2, 7.507%, 8/25/2055	2,096,711
375,000	Series 2025-NPL11, Class A2, 7.021%, 10/25/2055	371,570
1,000,000	Series 2025-NPL12, Class A2, 6.900%, 11/25/2055	991,765
1,500,000	Series 2025-NPL13, Class A2, 6.778%, 12/25/2055	1,485,433
1,425,000	Series 2026-NPL1, Class A2, 6.535%, 1/25/2056	1,413,590
1,000,000	Series 2026-NPL4, Class A2, 7.143%, 4/25/2056	996,037
491,258	Series 2026-NPL5, Class A1, 5.710%, 4/25/2056	490,875
1,000,000	Series 2026-NPL5, Class A2, 7.046%, 4/25/2056	997,337
2,000,000	QTS Issuer ABS II LLC Series 2026-6A, Class B, 7.142%, 7/5/2056[1,2]	2,000,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
	RCO Mortgage LLC
1,522,095	Series 2025-4, Class A1, 5.310%, 10/25/2030	$1,512,127
3,450,000	Series 2025-4, Class A2, 6.900%, 10/25/2030	3,433,785
1,452,756	Series 2026-2, Class A1, 5.765%, 5/25/2031	1,449,589
1,350,000	Series 2026-2, Class M1, 9.077%, 5/25/2031	1,348,545
1,411,605	Santander Bank Auto Credit-Linked Notes Series 2023-B, Class F, 12.240%, 12/15/2033[1,2]	1,472,346
	Truist Bank Auto Credit-Linked Notes
481,152	Series 2025-1, Class D, 9.685%, 9/26/2033[1,2]	481,982
2,000,000	Series 2026-1, Class C, 7.196%, 6/26/2034[1,2]	2,008,018
	Unlock HEA Trust
2,745,309	Series 2023-1, Class B, 7.000%, 10/25/2038[1,2]	2,709,543
2,611,583	Series 2024-2, Class A, 6.500%, 10/25/2039[1,2]	2,607,353
1,000,000	Series 2025-2, Class C, 6.000%, 11/25/2041[1,2]	804,602
1,500,000	Series 2026-1, Class A, 5.750%, 6/25/2042[1,2]	1,466,212
	UPG Trust
1,000,000	Series 2025-2, Class C, 8.800%, 9/25/2047[1,2]	1,005,362
2,225,000	Series 2026-1, Class C, 8.430%, 2/25/2048[1,2]	2,219,865
	Upgrade Master Pass-Thru Trust
3,000,000	Series 2025-ST8, Class CRT1, 0.000%, 12/15/2033[1,2,5]	1,983,060
3,500,000	Series 2026-ST1, Class CERT, 0.000%, 3/15/2034[1,2,5]	2,793,315
	VCAT LLC
2,278,359	Series 2026-NPL2, Class A1, 5.062%, 2/25/2056	2,267,548
821,051	Series 2026-NPL3, Class A1, 5.567%, 5/25/2056	820,225
16,141	VOLT CII LLC Series 2021-NP11, Class A1, 5.868%, 8/25/2051	16,156
	TOTAL ASSET-BACKED SECURITIES
	(Cost $105,119,954)	103,442,746
	COLLATERALIZED LOAN OBLIGATIONS — 26.7%
1,000,000	37 Capital CLO II Series 2022-1A, Class ER2, 9.891% (3-Month Term SOFR+620 basis points), 4/15/2037[1,2,3]	947,486
	522 Funding CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 7.237% (3-Month Term SOFR+356 basis points), 10/20/2034[1,2,3,7]	987,770
1,250,000	Series 2020-6A, Class DR, 7.078% (3-Month Term SOFR+341 basis points), 10/23/2034[1,2,3]	1,243,656
	720 East CLO Ltd.
500,000	Series 2023-IA, Class DR, 7.673% (3-Month Term SOFR+400 basis points), 4/15/2038[1,2,3]	502,337
1,500,000	Series 2023-2A, Class D1R, 6.423% (3-Month Term SOFR+275 basis points), 10/15/2038[1,2,3]	1,508,029

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-2A, Class ER, 9.173% (3-Month Term SOFR+550 basis points), 10/15/2038[1,2,3]	$989,040
2,000,000	Series 2024-1A, Class D1R, 6.572% (3-Month Term SOFR+290 basis points), 7/15/2039[1,2,3]	2,008,535
1,000,000	AGL CLO Ltd. Series 2024-32A, Class D1, 6.572% (3-Month Term SOFR+290 basis points), 7/21/2037[1,2,3,7]	992,960
	AIMCO CLO Ltd.
1,500,000	Series 2020-11A, Class D2R2, 7.880% (3-Month Term SOFR+420 basis points), 7/17/2037[1,2,3]	1,493,949
2,500,000	Series 2026-27A, Class A1, 4.821% (3-Month Term SOFR+114 basis points), 4/20/2039[1,2,3]	2,501,423
	Alinea CLO Ltd.
1,500,000	Series 2018-1A, Class DR, 5.925% (3-Month Term SOFR+225 basis points), 7/20/2031[1,2,3]	1,503,920
1,250,000	Series 2018-1A, Class ER, 9.625% (3-Month Term SOFR+595 basis points), 7/20/2031[1,2,3,7]	1,253,267
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 6.475% (3-Month Term SOFR+280 basis points), 7/20/2031[1,2,3]	1,002,606
	Apidos CLO Ltd.
1,500,000	Series XXXA, Class CR, 6.675% (3-Month Term SOFR+300 basis points), 10/18/2031[1,2,3]	1,504,500
1,500,000	Series 2018-29A, Class D1R, 6.767% (3-Month Term SOFR+310 basis points), 7/25/2038[1,2,3]	1,505,303
1,350,000	Series 2017-28A, Class C1R, 6.525% (3-Month Term SOFR+285 basis points), 10/20/2038[1,2,3]	1,358,780
2,000,000	Series 2025-54A, Class A1, 4.975% (3-Month Term SOFR+130 basis points), 10/20/2038[1,2,3]	2,003,837
1,000,000	Series 2021-35A, Class A1R, 4.830% (3-Month Term SOFR+119 basis points), 7/20/2039[1,2,3]	1,000,929
	Ares CLO Ltd.
1,000,000	Series 2025-76A, Class E, 10.833% (3-Month Term SOFR+716 basis points), 5/27/2038[1,2,3]	1,023,009
1,000,000	Series 2019-54A, Class ER2, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	978,135
1,000,000	Series 2022-63A, Class D2R, 8.023% (3-Month Term SOFR+435 basis points), 10/15/2038[1,2,3]	980,123
500,000	Series 2026-80A, Class E, 9.404% (3-Month Term SOFR+575 basis points), 5/5/2039[1,2,3]	502,996
1,500,000	Ares Loan Funding Ltd. Series 2021-ALFA, Class D1R, 6.523% (3-Month Term SOFR+285 basis points), 4/15/2039[1,2,3]	1,503,646

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Arini U.S. CLO Ltd.
1,950,000	Series 1A, Class D, 7.673% (3-Month Term SOFR+400 basis points), 4/15/2038[1,2,3]	$1,974,718
1,000,000	Series 5A, Class D, 6.623% (3-Month Term SOFR+295 basis points), 4/15/2039[1,2,3]	1,008,727
1,000,000	Series 5A, Class E, 9.673% (3-Month Term SOFR+600 basis points), 4/15/2039[1,2,3]	1,020,188
1,000,000	Series 7A, Class D, 6.351% (3-Month Term SOFR+260 basis points), 7/15/2039[1,2,3]	1,000,000
1,000,000	Series 7A, Class E, 9.101% (3-Month Term SOFR+535 basis points), 7/15/2039[1,2,3]	1,000,000
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 6.625% (3-Month Term SOFR+295 basis points), 7/19/2031[1,2,3]	1,508,387
1,000,000	Series 2021-3A, Class D, 7.029% (3-Month Term SOFR+336 basis points), 7/24/2034[1,2,3]	976,730
1,500,000	Series 2022-2A, Class A1R, 4.814% (3-Month Term SOFR+115 basis points), 4/22/2035[1,2,3]	1,501,360
1,000,000	Series 2023-1A, Class D1R, 6.880% (3-Month Term SOFR+320 basis points), 7/16/2038[1,2,3]	1,003,541
1,500,000	Series 2023-1A, Class D2R, 7.630% (3-Month Term SOFR+395 basis points), 7/16/2038[1,2,3]	1,492,688
1,500,000	Series 2024-1A, Class D1R, 7.431% (3-Month Term SOFR+375 basis points), 4/16/2039[1,2,3]	1,514,785
1,000,000	Series 2024-2A, Class D1R, 6.494% (3-Month Term SOFR+275 basis points), 7/15/2039[1,2,3]	1,000,000
1,000,000	Series 2024-2A, Class D2R, 7.534% (3-Month Term SOFR+379 basis points), 7/15/2039[1,2,3]	1,000,000
	Ballyrock CLO Ltd.
1,250,000	Series 2023-24A, Class DR, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,262,465
2,000,000	Series 2021-17A, Class C1R, 6.375% (3-Month Term SOFR+270 basis points), 10/20/2038[1,2,3]	2,008,085
500,000	Series 2021-17A, Class C2R, 7.625% (3-Month Term SOFR+395 basis points), 10/20/2038[1,2,3]	493,101
750,000	Series 2021-17A, Class DR, 9.775% (3-Month Term SOFR+610 basis points), 10/20/2038[1,2,3]	739,881
1,500,000	Series 2019-2A, Class C1R3, 6.367% (3-Month Term SOFR+270 basis points), 10/25/2038[1,2,3]	1,508,027
1,000,000	Series 2019-2A, Class C2R3, 7.617% (3-Month Term SOFR+395 basis points), 10/25/2038[1,2,3]	986,221
1,750,000	Series 2024-22A, Class DR, 9.375% (3-Month Term SOFR+575 basis points), 7/15/2039[1,2,3]	1,752,228
	Barings CLO Ltd.
750,000	Series 2025-7A, Class D1, 6.373% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	753,103
1,000,000	Series 2023-1A, Class D1R, 7.075% (3-Month Term SOFR+340 basis points), 4/20/2038[1,2,3]	1,007,833

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-1A, Class D2R, 8.675% (3-Month Term SOFR+500 basis points), 4/20/2038[1,2,3]	$1,010,108
1,000,000	Series 2023-3A, Class D1R, 6.373% (3-Month Term SOFR+270 basis points), 10/15/2038[1,2,3]	1,000,644
1,000,000	Series 2025-8A, Class E, 8.672% (3-Month Term SOFR+500 basis points), 1/15/2039[1,2,3]	1,001,110
1,000,000	Series 2024-1A, Class ER, 9.865% (3-Month Term SOFR+619 basis points), 1/20/2039[1,2,3]	1,015,528
1,250,000	Series 2026-2A, Class D1, 0.000% (3-Month Term SOFR+260 basis points), 7/20/2039[1,2,3]	1,250,000
2,000,000	Series 2026-2A, Class E, 0.000% (3-Month Term SOFR+525 basis points), 7/20/2039[1,2,3]	2,000,000
816,825	Battalion CLO Ltd. Series 2020-15A, Class A1RR, 4.660% (3-Month Term SOFR+98 basis points), 1/17/2033[1,2,3]	817,355
675,706	Bear Stearns Asset Backed Securities Trust Series 2004-HE5, Class M6, 9.388% (1-Month Term SOFR+574 basis points), 7/25/2034[2,3]	625,801
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2024-36A, Class D1, 6.617% (3-Month Term SOFR+295 basis points), 1/25/2038[1,2,3]	1,006,123
2,000,000	Series 2024-37A, Class A, 5.017% (3-Month Term SOFR+135 basis points), 1/25/2038[1,2,3]	2,004,432
3,500,000	Series 2015-6BR, Class D1R, 6.375% (3-Month Term SOFR+270 basis points), 4/20/2038[1,2,3]	3,493,598
1,000,000	Series 2014-IVA, Class AR5, 4.925% (3-Month Term SOFR+125 basis points), 10/20/2038[1,2,3]	1,002,490
1,000,000	Series 2026-49A, Class D1, 6.581% (3-Month Term SOFR+290 basis points), 4/25/2039[1,2,3]	1,005,547
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 6.973% (3-Month Term SOFR+330 basis points), 4/15/2035[1,2,3]	992,038
1,900,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-2A, Class C, 6.937% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2,3]	1,909,166
4,000,000	Broad River Bsl Funding CLO Ltd. Series 2020-1A, Class AR, 5.107% (3-Month Term SOFR+143 basis points), 7/20/2034[1,2,3]	4,000,000
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class ER, 9.551% (3-Month Term SOFR+590 basis points), 5/15/2037[1,2,3]	999,888
1,000,000	Series 2021-17RA, Class D1R, 6.925% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,001,334

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 2021-17RA, Class ER, 10.605% (3-Month Term SOFR+693 basis points), 1/20/2038[1,2,3]	$1,435,947
2,000,000	Series 2023-20A, Class DR, 7.073% (3-Month Term SOFR+340 basis points), 4/15/2038[1,2,3]	2,011,515
1,000,000	Series 2023-21A, Class ER, 8.925% (3-Month Term SOFR+525 basis points), 10/18/2038[1,2,3]	992,281
1,500,000	Series 2024-22A, Class ER, 9.534% (3-Month Term SOFR+590 basis points), 3/31/2039[1,2,3]	1,501,893
	Carlyle U.S. CLO Ltd.
1,250,000	Series 2022-1A, Class DR, 6.923% (3-Month Term SOFR+325 basis points), 4/15/2035[1,2,3]	1,248,328
1,000,000	Series 2026-2A, Class D, 6.813% (3-Month Term SOFR+315 basis points), 4/20/2039[1,2,3]	1,005,576
2,000,000	Series 2026-2A, Class E, 9.703% (3-Month Term SOFR+604 basis points), 4/20/2039[1,2,3]	2,060,238
1,500,000	Series 2019-4A, Class DR2, 6.637% (3-Month Term SOFR+300 basis points), 6/22/2039[1,2,3]	1,501,430
	CBAMR Ltd.
1,000,000	Series 2017-4A, Class BR, 5.473% (3-Month Term SOFR+180 basis points), 3/31/2038[1,2,3]	1,004,643
2,250,000	Series 2018-5A, Class D1R, 6.680% (3-Month Term SOFR+300 basis points), 10/17/2038[1,2,3]	2,252,830
2,000,000	Series 2017-3AR, Class ER2, 9.810% (3-Month Term SOFR+604 basis points), 7/17/2039[1,2,3]	1,980,000
	Cedar Funding CLO Ltd.
750,000	Series 2014-4A, Class DR3, 6.966% (3-Month Term SOFR+330 basis points), 1/23/2038[1,2,3]	745,969
1,500,000	Series 2024-19A, Class A1, 4.996% (3-Month Term SOFR+133 basis points), 1/23/2038[1,2,3]	1,504,646
2,000,000	Series 2023-17A, Class D1R, 6.725% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,015,920
	CIFC Funding Ltd.
1,000,000	Series 2018-2A, Class D1R, 6.725% (3-Month Term SOFR+305 basis points), 10/20/2037[1,2,3]	1,006,032
1,500,000	Series 2020-2A, Class ER2, 8.930% (3-Month Term SOFR+525 basis points), 4/16/2039[1,2,3]	1,487,554
5,000,000	Columbia Cent CLO Ltd. Series 2025-35A, Class A1, 5.067% (3-Month Term SOFR+140 basis points), 7/25/2036[1,2,3]	5,005,560
	Creeksource Dunes Creek CLO Ltd.
1,500,000	Series 2024-1A, Class D, 6.773% (3-Month Term SOFR+310 basis points), 1/15/2038[1,2,3]	1,511,611
750,000	Series 2024-1A, Class E, 9.823% (3-Month Term SOFR+615 basis points), 1/15/2038[1,2,3]	755,453

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Crown Point CLO Ltd. Series 2020-9A, Class DR, 7.681% (3-Month Term SOFR+401 basis points), 7/14/2034[1,2,3]	$1,000,000
	Dryden CLO Ltd.
2,000,000	Series 2019-75A, Class AR3, 4.713% (3-Month Term SOFR+104 basis points), 4/14/2034[1,2,3]	2,000,952
1,500,000	Series 2019-68A, Class DR, 7.285% (3-Month Term SOFR+361 basis points), 7/15/2035[1,2,3]	1,481,124
1,000,000	Series 2020-83A, Class D1R2, 6.740% (3-Month Term SOFR+310 basis points), 4/18/2037[1,2,3]	1,001,567
1,000,000	Series 2023-102A, Class D1R, 6.573% (3-Month Term SOFR+290 basis points), 10/15/2038[1,2,3]	1,002,428
1,000,000	Series 2023-102A, Class ER, 9.523% (3-Month Term SOFR+585 basis points), 10/15/2038[1,2,3]	998,409
1,000,000	Series 2025-120A, Class D2, 6.523% (3-Month Term SOFR+285 basis points), 1/15/2039[1,2,3]	1,004,221
1,000,000	Series 2025-120A, Class D3, 7.823% (3-Month Term SOFR+415 basis points), 1/15/2039[1,2,3]	1,002,453
2,000,000	Series 2025-120A, Class E, 9.123% (3-Month Term SOFR+545 basis points), 1/15/2039[1,2,3]	1,996,296
1,000,000	Series 2026-114A, Class D1, 6.633% (3-Month Term SOFR+300 basis points), 4/20/2039[1,2,3]	1,005,459
1,000,000	Series 2026-114A, Class E, 10.133% (3-Month Term SOFR+650 basis points), 4/20/2039[1,2,3]	1,023,119
1,500,000	Series 2024-119A, Class ER, 0.000% (3-Month Term SOFR+575 basis points), 7/15/2039[1,2,3]	1,496,337
	Dryden Senior Loan Fund
1,000,000	Series 2017-54A, Class D, 7.037% (3-Month Term SOFR+336 basis points), 10/19/2029[1,2,3]	1,004,640
1,000,000	Series 2015-41A, Class DR, 6.535% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	1,005,568
500,000	Series 2015-40A, Class DR, 7.013% (3-Month Term SOFR+336 basis points), 8/15/2031[1,2,3]	502,304
1,200,000	Series 2018-61A, Class DR, 7.042% (3-Month Term SOFR+336 basis points), 1/17/2032[1,2,3]	1,203,263
1,000,000	Series 2019-80A, Class DR, 6.780% (3-Month Term SOFR+310 basis points), 1/17/2033[1,2,3]	995,898
2,900,000	Dwight LLC Series 2026-FL2, Class A, 5.000% (1-Month Term SOFR+140 basis points), 1/18/2044[1,2,3]	2,903,625
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 6.437% (3-Month Term SOFR+276 basis points), 1/20/2030[1,2,3]	1,003,255

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2020-1A, Class ERR, 9.923% (3-Month Term SOFR+625 basis points), 10/15/2037[1,2,3]	$944,440
1,000,000	Series 2013-1A, Class D1R4, 6.673% (3-Month Term SOFR+300 basis points), 10/15/2038[1,2,3]	1,004,164
	Elmwood CLO Ltd.
1,000,000	Series 2024-1A, Class DR, 6.440% (3-Month Term SOFR+280 basis points), 4/17/2037[1,2,3]	1,004,964
1,000,000	Series 2020-1A, Class ER, 9.825% (3-Month Term SOFR+615 basis points), 4/18/2037[1,2,3]	961,539
1,000,000	Series 2021-1A, Class DRR, 6.890% (3-Month Term SOFR+325 basis points), 4/20/2037[1,2,3]	1,005,796
1,000,000	Series 2022-3A, Class D1RR, 7.175% (3-Month Term SOFR+350 basis points), 4/20/2037[1,2,3]	1,007,180
1,000,000	Series 2022-4A, Class ER, 9.380% (3-Month Term SOFR+570 basis points), 7/17/2037[1,2,3]	993,848
3,000,000	Series 2021-5A, Class D1R, 6.773% (3-Month Term SOFR+310 basis points), 10/15/2037[1,2,3]	2,994,621
750,000	Series 2023-1A, Class D2R, 7.630% (3-Month Term SOFR+395 basis points), 4/17/2038[1,2,3]	746,465
2,500,000	Series 2021-2A, Class D1R, 6.325% (3-Month Term SOFR+265 basis points), 4/20/2038[1,2,3]	2,512,943
2,500,000	Series 2021-3A, Class DR2, 6.725% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,513,088
1,500,000	Series 2021-3A, Class ER2, 9.625% (3-Month Term SOFR+595 basis points), 7/20/2038[1,2,3]	1,516,305
1,750,000	Series 2022-6A, Class D1R2, 6.380% (3-Month Term SOFR+270 basis points), 10/17/2038[1,2,3]	1,759,375
1,250,000	Series 2022-6A, Class ER2, 8.830% (3-Month Term SOFR+515 basis points), 10/17/2038[1,2,3]	1,262,831
1,500,000	Series 2023-2A, Class D1R2, 6.331% (3-Month Term SOFR+265 basis points), 7/16/2039[1,2,3]	1,504,171
	Empower CLO Ltd.
1,000,000	Series 2024-1A, Class D1R, 7.054% (3-Month Term SOFR+340 basis points), 4/25/2037[1,2,3]	1,000,024
1,500,000	Series 2022-1A, Class D1R, 6.675% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	1,502,047
3,000,000	Series 2023-1A, Class D1R, 7.517% (3-Month Term SOFR+385 basis points), 4/25/2038[1,2,3]	3,023,227
1,000,000	Series 2023-1A, Class ER, 11.007% (3-Month Term SOFR+734 basis points), 4/25/2038[1,2,3]	1,006,721
2,000,000	Series 2025-1A, Class D1, 6.625% (3-Month Term SOFR+295 basis points), 7/20/2038[1,2,3]	2,010,494
1,000,000	Series 2025-1A, Class D2, 8.175% (3-Month Term SOFR+450 basis points), 7/20/2038[1,2,3]	1,007,758

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,500,000	Series 2023-2A, Class AR, 4.993% (3-Month Term SOFR+132 basis points), 10/15/2038[1,2,3]	$2,505,009
2,000,000	Series 2023-3A, Class D1R, 6.515% (3-Month Term SOFR+285 basis points), 1/20/2039[1,2,3]	2,004,539
1,000,000	Series 2023-3A, Class ER, 9.315% (3-Month Term SOFR+565 basis points), 1/20/2039[1,2,3]	979,565
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class D2R2, 7.592% (3-Month Term SOFR+395 basis points), 11/20/2038[1,2,3]	986,040
1,750,000	Series 2020-1A, Class ER2, 8.892% (3-Month Term SOFR+525 basis points), 11/20/2038[1,2,3]	1,724,837
	Golub Capital CLO Ltd.
2,000,000	Series 2026-88A, Class D1, 6.830% (3-Month Term SOFR+315 basis points), 4/17/2039[1,2,3]	2,006,219
1,000,000	Series 2026-88A, Class D2, 8.430% (3-Month Term SOFR+475 basis points), 4/17/2039[1,2,3]	1,001,121
2,000,000	Series 2026-88A, Class E, 9.710% (3-Month Term SOFR+603 basis points), 4/17/2039[1,2,3]	2,042,635
750,000	Invesco CLO Ltd. Series 2021-2A, Class D, 6.835% (3-Month Term SOFR+316 basis points), 7/15/2034[1,2,3]	737,744
	Invesco U.S. CLO Ltd.
750,000	Series 2024-4A, Class E, 8.773% (3-Month Term SOFR+510 basis points), 1/15/2038[1,2,3]	734,300
1,000,000	Series 2023-2A, Class ER, 11.552% (3-Month Term SOFR+788 basis points), 4/21/2038[1,2,3]	1,001,940
1,500,000	Series 2023-3A, Class D1R, 6.723% (3-Month Term SOFR+305 basis points), 7/15/2038[1,2,3]	1,505,330
2,000,000	Series 2025-1A, Class D, 6.773% (3-Month Term SOFR+310 basis points), 7/15/2038[1,2,3]	2,008,223
750,000	Series 2025-1A, Class E, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	742,477
1,000,000	Series 2025-2A, Class D, 6.673% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3]	1,002,813
3,600,000	Series 2023-4A, Class ER, 9.425% (3-Month Term SOFR+575 basis points), 1/18/2039[1,2,3]	3,527,604
1,000,000	Series 2026-1A, Class D1A, 6.881% (3-Month Term SOFR+320 basis points), 4/15/2039[1,2,3]	1,005,524
	KKR CLO Ltd.
1,600,000	Series 25, Class AR2, 4.623% (3-Month Term SOFR+95 basis points), 7/15/2034[1,2,3]	1,598,479
1,269,898	Series 18, Class A1R2, 4.725% (3-Month Term SOFR+105 basis points), 10/18/2035[1,2,3]	1,270,663
1,500,000	Series 2013-1A, Class D1R3, 6.923% (3-Month Term SOFR+325 basis points), 10/15/2038[1,2,3]	1,512,258

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Madison Park Funding Ltd.
750,000	Series 2014-14A, Class CR4, 5.614% (3-Month Term SOFR+195 basis points), 10/22/2030[1,2,3]	$751,471
1,800,000	Series 2019-34A, Class D1RR, 7.030% (3-Month Term SOFR+335 basis points), 10/16/2037[1,2,3]	1,767,848
1,000,000	Series 2018-27A, Class A1R, 4.875% (3-Month Term SOFR+120 basis points), 4/20/2038[1,2,3]	1,001,211
	Magnetite CLO Ltd.
1,250,000	Series 2024-44A, Class D1, 6.523% (3-Month Term SOFR+285 basis points), 10/15/2037[1,2,3]	1,259,524
1,000,000	Series 2020-28A, Class D1RR, 6.373% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	1,001,320
5,955,000	Series 2020-26A, Class D1R2, 6.167% (3-Month Term SOFR+250 basis points), 1/25/2038[1,2,3]	5,926,938
750,000	Series 2020-27A, Class D1RR, 6.325% (3-Month Term SOFR+265 basis points), 10/20/2038[1,2,3]	754,021
	Magnetite Ltd.
2,000,000	Series 2025-45A, Class A1, 4.823% (3-Month Term SOFR+115 basis points), 4/15/2038[1,2,3]	1,998,024
1,000,000	Series 2024-38A, Class ER, 0.000% (3-Month Term SOFR+520 basis points), 7/15/2039[1,2,3]	1,008,119
1,000,000	Marble Point CLO Ltd. Series 2019-1A, Class BR2, 5.266% (3-Month Term SOFR+160 basis points), 7/23/2032[1,2,3]	1,002,795
	Menlo CLO Ltd.
1,375,000	Series 2024-1A, Class D1, 6.925% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,384,869
1,500,000	Series 2025-2A, Class D1, 6.975% (3-Month Term SOFR+330 basis points), 4/20/2038[1,2,3]	1,515,029
1,000,000	Series 2025-3A, Class D, 6.680% (3-Month Term SOFR+300 basis points), 10/16/2038[1,2,3]	1,003,583
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-18A, Class D1R, 6.775% (3-Month Term SOFR+310 basis points), 10/20/2037[1,2,3]	1,006,025
1,000,000	Series 2021-1A, Class ER, 9.726% (3-Month Term SOFR+606 basis points), 10/23/2037[1,2,3]	952,497
1,000,000	Series 2023-19A, Class D1R, 6.673% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3,7]	1,002,994
1,000,000	Series 2023-19A, Class D2R, 8.173% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	980,934
2,000,000	Neuberger Berman CLO Ltd. Series 2019-32RA, Class D1, 6.625% (3-Month Term SOFR+295 basis points), 7/20/2039[1,2,3]	2,007,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2021-41A, Class DR, 6.473% (3-Month Term SOFR+280 basis points), 4/15/2034[1,2,3]	$1,000,585
1,000,000	Series 2018-27A, Class D2R, 8.173% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	983,121
1,000,000	Series 2018-28A, Class D1R, 6.875% (3-Month Term SOFR+320 basis points), 10/20/2038[1,2,3]	1,007,557
2,500,000	Series 2019-31A, Class AR2, 4.905% (3-Month Term SOFR+123 basis points), 1/20/2039[1,2,3]	2,504,454
1,000,000	Series 2019-33A, Class D2R2, 7.830% (3-Month Term SOFR+415 basis points), 4/16/2039[1,2,3]	998,335
1,000,000	Series 2025-60A, Class E, 10.144% (3-Month Term SOFR+648 basis points), 4/22/2039[1,2,3]	1,014,689
1,500,000	Series 2020-36RA, Class D, 6.425% (3-Month Term SOFR+275 basis points), 7/20/2039[1,2,3]	1,501,743
	New Mountain CLO Ltd.
1,000,000	Series CLO-1A, Class DRR, 6.523% (3-Month Term SOFR+285 basis points), 1/15/2038[1,2,3]	1,001,331
1,000,000	Series CLO-4A, Class ER, 10.585% (3-Month Term SOFR+691 basis points), 3/20/2038[1,2,3]	1,007,370
750,000	Series CLO-3A, Class ER, 9.025% (3-Month Term SOFR+535 basis points), 10/20/2038[1,2,3]	709,578
2,000,000	Series CLO-9A, Class D1, 6.509% (3-Month Term SOFR+280 basis points), 4/22/2039[1,2,3]	1,995,150
1,000,000	Series CLO-9A, Class E, 9.009% (3-Month Term SOFR+530 basis points), 4/22/2039[1,2,3]	1,000,735
2,000,000	Northwoods Capital XI-B Ltd. Series 2018-11BA, Class BR, 5.575% (3-Month Term SOFR+190 basis points), 7/19/2037[1,2,3,7]	2,000,000
	Oaktree CLO Ltd.
1,500,000	Series 2019-4AR, Class AR3, 0.000% (3-Month Term SOFR+123 basis points), 7/20/2037[1,2,3]	1,500,000
1,000,000	Series 2022-1A, Class DR, 6.773% (3-Month Term SOFR+310 basis points), 7/15/2038[1,2,3]	1,001,196
1,500,000	Series 2022-1A, Class ER, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,493,698
2,000,000	Series 2023-2A, Class A1R, 5.025% (3-Month Term SOFR+135 basis points), 7/20/2038[1,2,3]	2,002,793
2,000,000	Series 2023-2A, Class D1R, 6.725% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,007,091
1,000,000	Series 2023-2A, Class ER, 9.675% (3-Month Term SOFR+600 basis points), 7/20/2038[1,2,3]	1,010,708

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	OCP CLO Ltd.
778,828	Series 2014-5A, Class BR, 5.728% (3-Month Term SOFR+206 basis points), 4/26/2031[1,2,3,7]	$780,321
1,000,000	Series 2014-5A, Class CR, 6.828% (3-Month Term SOFR+316 basis points), 4/26/2031[1,2,3,7]	1,005,625
1,000,000	Series 2021-22A, Class D1R, 6.675% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	1,002,423
1,250,000	Series 2022-25AR, Class AR2, 0.000% (3-Month Term SOFR+121 basis points), 7/22/2039[1,2,3]	1,250,000
750,000	Octagon Investment Partners Ltd. Series 2016-1A, Class ER2, 10.845% (3-Month Term SOFR+717 basis points), 7/18/2039[1,2,3]	714,096
	Octagon Ltd.
1,000,000	Series 2021-1A, Class D, 7.035% (3-Month Term SOFR+336 basis points), 10/15/2034[1,2,3]	992,989
2,000,000	Series 2022-1A, Class D, 7.351% (3-Month Term SOFR+370 basis points), 5/15/2035[1,2,3]	1,982,122
1,000,000	Series 2023-1A, Class D1R, 6.425% (3-Month Term SOFR+275 basis points), 10/20/2038[1,2,3]	1,003,241
1,250,000	Series 2023-1A, Class ER, 9.425% (3-Month Term SOFR+575 basis points), 10/20/2038[1,2,3]	1,256,060
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.325% (3-Month Term SOFR+265 basis points), 1/20/2038[1,2,3]	1,996,729
1,000,000	OHA Credit Partners Ltd. Series 2015-12AR, Class D1R3, 0.000% (3-Month Term SOFR+265 basis points), 7/23/2039[1,2,3]	1,000,000
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 6.592% (3-Month Term SOFR+291 basis points), 1/17/2031[1,2,3]	1,005,592
1,000,000	Series 2018-18A, Class D, 6.785% (3-Month Term SOFR+311 basis points), 4/15/2031[1,2,3]	1,005,569
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,4,5,8]	—
	Post CLO Ltd.
750,000	Series 2021-1A, Class DR, 6.673% (3-Month Term SOFR+300 basis points), 10/15/2034[1,2,3]	741,569
2,000,000	Series 2022-1A, Class DR, 6.775% (3-Month Term SOFR+310 basis points), 4/20/2035[1,2,3]	1,989,592
750,000	Series 2023-1A, Class BR, 5.375% (3-Month Term SOFR+170 basis points), 10/20/2038[1,2,3]	753,124
1,500,000	Series 2023-1A, Class D1R, 6.525% (3-Month Term SOFR+285 basis points), 10/20/2038[1,2,3]	1,509,756

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
675,000	Series 2023-1A, Class D2R, 7.625% (3-Month Term SOFR+395 basis points), 10/20/2038[1,2,3]	$673,659
1,000,000	Series 2025-1A, Class E, 9.096% (3-Month Term SOFR+540 basis points), 1/20/2039[1,2,3]	1,000,703
1,000,000	Series 2024-1A, Class ER, 9.355% (3-Month Term SOFR+575 basis points), 3/30/2039[1,2,3]	1,001,216
2,375,000	Series 2026-1A, Class D1, 6.558% (3-Month Term SOFR+265 basis points), 7/20/2039[1,2,3]	2,374,937
1,125,000	Series 2026-1A, Class E, 9.158% (3-Month Term SOFR+525 basis points), 7/20/2039[1,2,3]	1,122,456
	Regatta Funding Ltd.
2,000,000	Series 2016-1A, Class A1R3, 4.747% (3-Month Term SOFR+107 basis points), 6/20/2034[1,2,3]	2,001,264
1,500,000	Series 2016-1A, Class ER3, 10.077% (3-Month Term SOFR+640 basis points), 6/20/2034[1,2,3]	1,389,798
500,000	Series 2017-1A, Class D2R, 8.680% (3-Month Term SOFR+500 basis points), 4/17/2037[1,2,3]	490,476
1,300,000	Series 2021-3A, Class D1R, 6.773% (3-Month Term SOFR+310 basis points), 10/15/2037[1,2,3]	1,301,781
750,000	Series 2021-5A, Class D2R, 7.675% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	736,292
2,500,000	Series 2025-5A, Class D1, 6.473% (3-Month Term SOFR+280 basis points), 10/15/2038[1,2,3]	2,502,766
1,000,000	Series 2023-2A, Class D1R, 6.267% (3-Month Term SOFR+260 basis points), 1/25/2039[1,2,3]	998,370
1,500,000	Series 2019-2A, Class D1R2, 6.323% (3-Month Term SOFR+265 basis points), 4/15/2039[1,2,3]	1,487,178
1,000,000	Series 2019-2A, Class ER2, 9.323% (3-Month Term SOFR+565 basis points), 4/15/2039[1,2,3]	965,642
2,500,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.187% (3-Month Term SOFR+351 basis points), 1/18/2034[1,2,3]	2,444,601
	RR Ltd.
750,000	Series 2022-21A, Class DR, 9.523% (3-Month Term SOFR+585 basis points), 7/15/2039[1,2,3]	743,522
2,000,000	Series 2024-36RA, Class C1R, 6.423% (3-Month Term SOFR+275 basis points), 1/15/2040[1,2,3]	2,010,233
	Sculptor CLO Ltd.
750,000	Series 30A, Class ER, 10.495% (3-Month Term SOFR+682 basis points), 7/20/2038[1,2,3]	726,153
1,500,000	Series 29A, Class D1R, 7.064% (3-Month Term SOFR+340 basis points), 7/22/2038[1,2,3]	1,508,624
1,000,000	Series 29A, Class D2R, 8.014% (3-Month Term SOFR+435 basis points), 7/22/2038[1,2,3]	989,577

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 32A, Class D1R, 6.946% (3-Month Term SOFR+325 basis points), 4/30/2039[1,2,3]	$1,000,904
	Shackleton CLO Ltd.
1,250,000	Series 2019-14A, Class DRR, 6.675% (3-Month Term SOFR+300 basis points), 7/20/2034[1,2,3]	1,250,072
1,250,000	Series 2019-14A, Class ERR, 9.575% (3-Month Term SOFR+590 basis points), 7/20/2034[1,2,3]	1,185,257
	Signal Peak CLO Ltd.
1,000,000	Series 2017-4A, Class BR2, 5.317% (3-Month Term SOFR+165 basis points), 10/26/2034[1,2,3]	1,002,730
1,500,000	Series 2018-5A, Class D1R2, 7.631% (3-Month Term SOFR+400 basis points), 4/25/2037[1,2,3]	1,507,617
2,000,000	Series 2016-3A, Class D1R4, 7.160% (3-Month Term SOFR+350 basis points), 4/23/2039[1,2,3]	2,005,373
	Silver Point CLO Ltd.
1,500,000	Series 2023-2A, Class D1R, 6.825% (3-Month Term SOFR+315 basis points), 4/20/2038[1,2,3]	1,506,436
1,500,000	Series 2025-12A, Class A1, 4.983% (3-Month Term SOFR+131 basis points), 10/15/2038[1,2,3]	1,505,060
	Sixth Street CLO Ltd.
2,350,000	Series 2023-22A, Class D1R, 6.322% (3-Month Term SOFR+265 basis points), 4/21/2038[1,2,3]	2,338,452
1,000,000	Series 2016-6AR, Class D1R3, 6.575% (3-Month Term SOFR+285 basis points), 7/1/2039[1,2,3]	1,000,000
1,000,000	Series 2016-6AR, Class ER3, 9.875% (3-Month Term SOFR+615 basis points), 7/1/2039[1,2,3]	1,000,000
1,350,000	Sound Point CLO Ltd. Series 2018-2A, Class D, 6.928% (3-Month Term SOFR+326 basis points), 7/26/2031[1,2,3]	1,356,535
	Symphony CLO Ltd.
1,000,000	Series 2023-39A, Class AR, 4.997% (3-Month Term SOFR+133 basis points), 1/25/2038[1,2,3]	1,001,334
750,000	Series 2023-39A, Class ER, 9.167% (3-Month Term SOFR+550 basis points), 1/25/2038[1,2,3]	742,045
1,000,000	THL Credit Wind River CLO Ltd. Series 2019-3A, Class AR3, 4.873% (3-Month Term SOFR+120 basis points), 1/15/2038[1,2,3]	999,707
	Trestles CLO Ltd.
2,250,000	Series 2023-6A, Class A1R, 4.847% (3-Month Term SOFR+118 basis points), 4/25/2038[1,2,3]	2,250,648
1,000,000	Series 2021-5AR, Class A1R2, 4.974% (3-Month Term SOFR+124 basis points), 7/20/2039[1,2,3]	1,000,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Trinitas CLO Ltd.
1,000,000	Series 2021-15A, Class D, 7.675% (3-Month Term SOFR+401 basis points), 4/22/2034[1,2,3]	$991,970
1,000,000	Series 2021-15A, Class E, 11.375% (3-Month Term SOFR+771 basis points), 4/22/2034[1,2,3]	870,608
1,000,000	Series 2022-21A, Class C1R, 5.625% (3-Month Term SOFR+195 basis points), 4/20/2038[1,2,3]	1,002,960
2,000,000	Series 2025-34A, Class D1, 7.664% (3-Month Term SOFR+400 basis points), 4/22/2038[1,2,3]	2,026,136
1,000,000	Series 2025-34A, Class E, 10.824% (3-Month Term SOFR+716 basis points), 4/22/2038[1,2,3]	1,014,460
1,000,000	Series 2023-23A, Class D1R, 6.575% (3-Month Term SOFR+290 basis points), 10/20/2038[1,2,3]	1,002,423
750,000	Series 2024-27A, Class ER, 10.265% (3-Month Term SOFR+659 basis points), 4/18/2039[1,2,3]	761,698
557,246	Venture CLO Ltd. Series 2019-38A, Class ARR, 4.663% (3-Month Term SOFR+100 basis points), 7/30/2032[1,2,3]	557,827
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.525% (3-Month Term SOFR+285 basis points), 7/20/2032[1,2,3]	1,003,967
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 7.272% (3-Month Term SOFR+359 basis points), 4/17/2030[1,2,3]	753,939
716,000	Series 2013-1A, Class CR, 6.885% (3-Month Term SOFR+321 basis points), 10/15/2030[1,2,3]	719,340
1,325,000	Series 2016-1A, Class CR, 6.587% (3-Month Term SOFR+291 basis points), 1/20/2031[1,2,3]	1,332,417
1,250,000	Series 2018-2A, Class D, 6.685% (3-Month Term SOFR+301 basis points), 7/15/2031[1,2,3,7]	1,258,059
1,000,000	Series 2013-3A, Class CRR, 7.186% (3-Month Term SOFR+351 basis points), 10/18/2031[1,2,3]	1,003,262
5,000,000	Series 2017-3A, Class CRR, 6.775% (3-Month Term SOFR+310 basis points), 4/20/2034[1,2,3]	4,988,221
1,000,000	Series 2022-4A, Class ER, 10.375% (3-Month Term SOFR+670 basis points), 4/20/2037[1,2,3,7]	1,004,756
1,000,000	Series 2019-1A, Class A1RR, 5.043% (3-Month Term SOFR+137 basis points), 10/15/2037[1,2,3]	1,002,568
1,000,000	Series 2019-1A, Class D1RR, 6.723% (3-Month Term SOFR+305 basis points), 10/15/2037[1,2,3]	1,002,465
1,000,000	Series 2020-2A, Class D2RR, 7.675% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	995,520
1,500,000	Series 2020-3A, Class ARR, 4.922% (3-Month Term SOFR+125 basis points), 1/20/2038[1,2,3]	1,503,999

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2020-3A, Class D1RR, 6.372% (3-Month Term SOFR+270 basis points), 1/20/2038[1,2,3]	$995,314
1,000,000	Series 2020-3A, Class D2RR, 7.522% (3-Month Term SOFR+385 basis points), 1/20/2038[1,2,3]	995,476
1,000,000	Series 2024-1AR, Class ER, 9.010% (3-Month Term SOFR+525 basis points), 7/15/2039[1,2,3]	1,000,000
1,000,000	Warwick Capital CLO Ltd. Series 2024-5A, Class D1, 6.725% (3-Month Term SOFR+305 basis points), 1/20/2038[1,2,3]	1,000,881
	Wellington Management CLO Ltd.
600,000	Series 2023-1A, Class D2R, 7.675% (3-Month Term SOFR+400 basis points), 10/20/2038[1,2,3]	596,951
750,000	Series 2024-2A, Class ER, 10.099% (3-Month Term SOFR+643 basis points), 4/20/2039[1,2,3,7]	760,938
	Whitebox CLO Ltd.
1,500,000	Series 2023-4A, Class D1R, 7.575% (3-Month Term SOFR+390 basis points), 4/20/2036[1,2,3]	1,512,720
1,000,000	Series 2023-4A, Class ER, 10.155% (3-Month Term SOFR+648 basis points), 4/20/2036[1,2,3]	995,587
1,500,000	Series 2023-4AR, Class A1R2, 4.984% (3-Month Term SOFR+125 basis points), 7/20/2039[1,2,3]	1,500,000
1,750,000	Series 2023-4AR, Class D1R2, 6.284% (3-Month Term SOFR+255 basis points), 7/20/2039[1,2,3]	1,750,000
1,250,000	Series 2023-4AR, Class ER2, 8.884% (3-Month Term SOFR+515 basis points), 7/20/2039[1,2,3]	1,250,000
2,500,000	Wind River CLO Ltd. Series 2021-4A, Class AR, 4.902% (3-Month Term SOFR+123 basis points), 1/20/2035[1,2,3,7]	2,502,671
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $357,813,403)	358,612,826
	COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6%
	Ajax Mortgage Loan Trust
400,000	Series 2020-B, Class A2, 2.864%, 5/25/2059	367,223
795,540	Series 2021-E, Class A2, 2.693%, 12/25/2060	622,487
352,565	Series 2021-F, Class A, 5.875%, 6/25/2061	353,056
3,489,457	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,4]	67,354
650,000	Bellemeade Re Ltd. Series 2025-1, Class M2, 7.528% (30-Day SOFR Average+390 basis points), 10/25/2035[1,2,3]	663,563
	Chase Home Lending Mortgage Trust
289,013	Series 2024-5, Class A4, 6.000%, 4/25/2055[1,2,4]	288,671
1,881,818	Series 2025-8, Class A4, 6.000%, 6/25/2056[1,2,4]	1,884,985

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
2,375,721	Chase Mortgage Finance Trust Series 2007-A1, Class 1M, 5.975%, 2/25/2037[2,4]	$2,229,554
1,371,441	CHL Mortgage Pass-Through Trust Series 2005-HYB2, Class M, 4.835%, 5/20/2035[2,4]	1,219,912
1,800,000	CIM Trust Series 2019-R5, Class B2, 4.998%, 9/25/2059	1,757,555
2,140,000	Citigroup Mortgage Loan Trust Series 2020-EXP1, Class M1, 4.467%, 5/25/2060	1,960,692
	COLT Mortgage Loan Trust
1,342,000	Series 2021-5, Class B2, 4.240%, 11/26/2066	1,141,762
1,000,000	Series 2024-4, Class B2, 7.792%, 7/25/2069	1,010,836
1,000,000	Series 2025-7, Class B1, 6.922%, 6/25/2070	1,000,296
	Connecticut Avenue Securities Trust
1,950,000	Series 2021-R02, Class 2B2, 9.828% (30-Day SOFR Average+620 basis points), 11/25/2041	1,986,231
1,920,000	Series 2021-R03, Class 1B2, 9.128% (30-Day SOFR Average+550 basis points), 12/25/2041	1,956,691
1,700,000	Series 2022-R01, Class 1B2, 9.628% (30-Day SOFR Average+600 basis points), 12/25/2041	1,736,932
1,610,000	Series 2022-R04, Class 1B2, 13.128% (30-Day SOFR Average+950 basis points), 3/25/2042	1,701,678
2,450,000	Series 2022-R05, Class 2B2, 10.628% (30-Day SOFR Average+700 basis points), 4/25/2042	2,558,800
1,646,000	Cross Mortgage Trust Series 2025-H6, Class B1B, 7.544%, 7/25/2070	1,636,718
	CSMC Trust
2,400,000	Series 2019-RPL1, Class B2, 4.050%, 7/25/2058	1,796,877
278,134	Series 2021-RPL4, Class A2, 7.559%, 12/27/2060	283,205
2,500,850	Series 2021-NQM7, Class B2, 4.352%, 10/25/2066	1,851,369
1,875,000	Series 2021-NQM8, Class B1, 4.211%, 10/25/2066	1,535,106
2,010,000	Deephaven Residential Mortgage Trust Series 2021-1, Class B2, 3.955%, 5/25/2065	1,844,639
1,243,907	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B, 4.203% (1-Month Term SOFR+55 basis points), 8/25/2047[2,3]	1,093,351
2,550,000	Easy Street Mortgage Loan Trust Series 2025-RTL2, Class A1, 5.606%, 10/25/2040	2,546,672
	EFMT
2,027,000	Series 2025-RTL1, Class M1, 6.394%, 11/25/2040	2,022,295
1,440,000	Series 2025-RTL1, Class M2, 8.334%, 11/25/2040	1,455,667
1,800,000	Series 2024-NQM1, Class B1B, 7.453%, 11/25/2069	1,801,924
655,000	Ellington Financial Mortgage Trust Series 2021-1, Class B2, 4.141%, 2/25/2066	500,121

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Fannie Mae REMICS
732,380	Series 2023-51, Class PO, 0.000%, 11/25/2053	$623,268
966,737	Series 2023-54, Class PO, 0.000%, 11/25/2053	811,216
1,539,053	Series 2025-49, Class FA, 4.428% (30-Day SOFR Average+80 basis points), 6/25/2055	1,534,379
	FARM Mortgage Trust
1,301,081	Series 2021-1, Class B, 3.226%, 7/25/2051	987,275
2,802,144	Series 2023-1, Class B, 3.034%, 3/25/2052	2,156,292
2,415,009	Series 2025-2, Class B, 5.704%, 9/25/2055	2,112,037
	Fidelis Mortgage Trust
182,000	Series 2025-RTL1, Class B, 8.950%, 2/27/2040	182,566
955,000	Series 2025-RTL2, Class A1, 5.570%, 7/25/2040	955,677
353,755	Flagstar Mortgage Trust Series 2019-2, Class B3, 4.001%, 12/25/2049	321,232
	Freddie Mac REMICS
1,970,621	Series 5266, Class FA, 4.448% (30-Day SOFR Average+82 basis points), 9/25/2052	1,957,483
1,046,605	Series 5325, Class SA, 4.144% (30-Day SOFR Average+1,140 basis points), 11/25/2052	937,511
1,202,037	Series 5435, Class BS, 4.669% (30-Day SOFR Average+1,193 basis points), 7/25/2054	1,073,419
1,000,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1, Class M, 4.500%, 11/25/2061	932,001
	GCAT Trust
2,177,170	Series 2025-INV5, Class A28, 5.128% (30-Day SOFR Average+150 basis points), 12/25/2055	2,200,834
5,233,906	Series 2026-NQM1, Class A1, 4.789%, 12/25/2070[1,2,4]	5,228,075
973,199	Series 2026-NQM2, Class A1, 5.449%, 2/25/2071	973,222
	Government National Mortgage Association
1,005,996	Series 2024-79, Class VB, 5.537% (30-Day SOFR Average+1,095 basis points), 5/20/2054	951,687
346,455	Series 2025-4, Class FY, 5.209% (30-Day SOFR Average+160 basis points), 1/20/2055	350,202
	GS Mortgage-Backed Securities Trust
2,500,000	Series 2022-LTV1, Class A14, 3.000%, 6/25/2052	1,819,087
1,406,990	Series 2023-PJ6, Class A4, 6.500%, 4/25/2054[1,2,4]	1,438,114
1,854,074	Series 2025-PJ5, Class A2, 5.500%, 10/25/2055[1,2,4]	1,845,523
1,383,800	Series 2026-PJ1, Class A27, 4.878% (30-Day SOFR Average+125 basis points), 6/25/2056	1,387,268
2,500,000	Series 2026-PJ8, Class A27, 5.209% (30-Day SOFR Average+160 basis points), 11/25/2056[1,2,3]	2,506,077
2,350,000	Series 2020-NQM1, Class B1, 5.143%, 9/27/2060	2,277,714

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
3,420,627	HarborView Mortgage Loan Trust Series 2006-10, Class 1A1A, 4.154% (1-Month Term SOFR+51 basis points), 11/19/2036[2,3]	$2,629,829
443,161	HomeBanc Mortgage Trust Series 2006-1, Class 3A2, 4.303%, 4/25/2037[2,4]	445,760
1,700,000	HOMES Trust Series 2025-NQM3, Class B1, 7.391%, 2/25/2070	1,707,647
	Homeward Opportunities Fund Trust
1,500,000	Series 2024-RRTL2, Class M1, 8.164%, 9/25/2039	1,504,035
922,000	Series 2024-RRTL2, Class M2, 9.081%, 9/25/2039	925,756
2,250,000	Series 2025-RRTL2, Class M1, 6.536%, 9/25/2040	2,255,983
447,326	IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A1, 3.805%, 9/25/2035[2,4]	363,845
	J.P. Morgan Mortgage Trust
2,083,381	Series 2021-12, Class B5, 3.157%, 2/25/2052	1,699,418
4,029,387	Series 2023-2, Class A2, 5.500%, 7/25/2053[1,2,4]	4,016,041
2,204,637	Series 2023-6, Class A3, 5.500%, 12/26/2053[1,2,4]	2,197,335
1,758,950	Series 2024-CCM1, Class A3, 5.500%, 4/25/2055[1,2,4]	1,753,124
2,046,646	Series 2024-INV1, Class A3, 5.500%, 4/25/2055[1,2,4]	2,050,101
1,154,572	Series 2024-12, Class A2, 6.000%, 6/25/2055[1,2,4]	1,167,816
2,347,624	Series 2025-CCM1, Class A2, 5.500%, 6/25/2055[1,2,4]	2,339,849
1,000,000	Series 2025-5MPR, Class B1, 7.215%, 11/25/2055	1,016,639
1,100,000	Series 2022-DSC1, Class M1, 4.924%, 1/25/2063	1,029,337
	LHOME Mortgage Trust
1,800,000	Series 2024-RTL5, Class M2, 8.180%, 9/25/2039	1,805,652
1,000,000	Series 2025-RTL1, Class M2, 8.379%, 1/25/2040	1,013,623
2,100,000	Series 2025-RTL3, Class M1, 6.891%, 8/25/2040	2,100,433
1,400,000	Series 2026-RTL1, Class M2, 7.694%, 1/25/2041	1,393,881
2,000,000	MFA Trust Series 2024-RTL3, Class A2, 6.539%, 11/25/2039	2,008,448
3,025,000	Mill City Mortgage Loan Trust Series 2019-GS2, Class B2, 3.250%, 8/25/2059	2,356,136
1,768,354	Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class B1, 4.263% (1-Month Term SOFR+61 basis points), 4/25/2035[2,3]	1,567,377
	Morgan Stanley Residential Mortgage Loan Trust
1,593,002	Series 2024-INV3, Class A1, 6.500%, 6/25/2054[1,2,4]	1,637,957
1,635,147	Series 2025-1, Class A1, 6.000%, 3/25/2055[1,2,4]	1,655,999
620,000	Series 2025-SPL1, Class M1, 4.250%, 2/25/2065	582,810
1,360,000	Series 2025-SPL1, Class B1, 4.250%, 2/25/2065	1,286,987
	New Residential Mortgage Loan Trust
190,000	Series 2024-RTL1, Class M1, 9.298%, 3/25/2039	190,000
478,813	Series 2014-3A, Class B4, 5.288%, 11/25/2054	472,637

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,292,000	Series 2021-NQ1R, Class B2, 4.328%, 7/25/2055	$1,153,917
488,321	Series 2016-4A, Class B5, 4.585%, 11/25/2056	467,747
2,224,222	Series 2018-1A, Class B6, 5.535%, 12/25/2057[1,2,4]	1,839,545
500,000	Series 2019-RPL3, Class B3, 3.964%, 7/25/2059	420,691
1,000,000	Series 2019-NQM5, Class B1, 4.044%, 11/25/2059	959,503
3,120,000	Series 2023-NQM1, Class B2, 7.423%, 10/25/2063	3,136,009
1,315,000	Series 2024-NQM1, Class B2, 7.900%, 3/25/2064	1,342,136
2,800,000	NYMT Loan Trust Series 2025-INV1, Class B1, 6.991%, 4/25/2060	2,780,151
	OBX Trust
927,752	Series 2025-R1, Class A3, 5.193%, 9/25/2062	920,732
1,000,000	Series 2025-R1, Class M1, 5.754%, 9/25/2062	997,682
1,943,357	PMT Loan Trust Series 2026-INV3, Class A36, 4.978% (30-Day SOFR Average+135 basis points), 2/25/2057	1,938,105
2,000,000	PRET Trust Series 2025-RPL4, Class M2, 4.000%, 3/25/2065	1,826,014
	PRPM LLC
2,989,000	Series 2025-6, Class A2, 8.326%, 8/25/2028[1,2,6]	2,978,712
866,827	Series 2025-7, Class A1, 5.503%, 8/25/2030	864,751
1,250,000	Series 2025-7, Class A2, 7.449%, 8/25/2030[1,2,6]	1,246,182
2,139,000	Series 2025-7, Class M1, 10.551%, 8/25/2030	2,136,020
1,500,000	Series 2026-4, Class A2, 6.824%, 6/25/2031	1,502,211
800,000	Series 2023-RCF2, Class A3, 4.000%, 11/25/2053	754,612
2,000,000	Series 2024-RCF1, Class M2, 4.000%, 1/25/2054[1,2,6]	1,931,760
1,000,000	Series 2024-RCF4, Class M1, 4.000%, 7/25/2054	966,040
2,750,000	Series 2025-RPL3, Class M2, 3.250%, 4/25/2055	2,566,358
1,145,000	Series 2025-RCF4, Class M2, 4.500%, 8/25/2055	1,081,992
1,050,000	Series 2026-RCF2, Class M1, 5.500%, 3/25/2056	1,035,166
1,050,000	Series 2026-RCF2, Class M2, 5.500%, 3/25/2056	1,002,306
1,310,000	Series 2026-RCF3, Class M1, 5.250%, 5/25/2056	1,270,772
560,000	Series 2026-RCF3, Class M2, 5.250%, 5/25/2056	525,631
	PRPM Trust
1,055,000	Series 2026-RCF1, Class M2, 5.500%, 1/25/2056	1,010,233
500,000	Series 2024-NQM3, Class B1, 7.307%, 8/25/2069	502,792
1,666,909	RCO Mortgage LLC Series 2025-5, Class A1, 5.418%, 10/25/2030	1,664,658
	Redwood Funding Trust
1,118,117	Series 2026-1, Class A, 5.934%, 9/27/2056	1,114,122
2,201,250	Series 2026-2, Class A, 6.259%, 11/27/2056	2,200,001
925,000	Series 2026-2, Class B, 7.996%, 11/27/2056	928,598
1,136,604	Series 2025-3, Class A, 6.231%, 12/27/2056	1,151,406
2,896,000	Series 2025-3, Class B, 7.749%, 12/27/2056	2,943,558

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Saluds Grade Alternative Mortgage Trust
750,000	Series 2025-RRTL1, Class A1, 5.320%, 10/25/2040	$745,319
2,000,000	Series 2025-RRTL1, Class M2, 8.417%, 10/25/2040	1,969,586
1,297,593	Sequoia Mortgage Trust Series 2026-HYB1, Class A1B, 4.669%, 4/25/2056	1,260,340
	Splitero Trust
750,000	Series 2025-1, Class B1, 7.000%, 12/25/2055[1,2,6]	684,971
250,000	Series 2026-1, Class B1, 6.750%, 6/25/2056[1,2,6]	221,620
1,155,000	Starwood Mortgage Residential Trust Series 2020-3, Class B2, 4.750%, 4/25/2065	1,013,392
400,410	Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1M, 4.429% (1-Month Term SOFR+79 basis points), 10/19/2034[2,3]	355,511
	Toorak Mortgage Trust
2,365,000	Series 2024-2, Class A2, 8.647%, 10/25/2031	2,377,660
1,500,000	Series 2024-RRTL2, Class B1, 8.178%, 9/25/2039	1,507,381
	Towd Point Mortgage Trust
2,000,000	Series 2017-4, Class B4, 3.631%, 6/25/2057	1,577,782
1,287,812	Series 2021-R1, Class B1, 0.000%, 11/30/2060	674,278
943,000	Series 2021-R1, Class B2, 0.000%, 11/30/2060	477,433
2,060,405	Series 2021-R1, Class B3, 0.000%, 11/30/2060	999,006
13,950,769	Series 2021-SJ2, Class XS3, 0.000%, 12/25/2061[1,2,4]	155,202
13,950,769	Series 2021-SJ2, Class X, 0.000%, 12/25/2061[1,2,4]	254,546
1,167,000	Series 2021-SJ2, Class B1, 4.218%, 12/25/2061[1,2,4]	1,031,693
1,218,620	Series 2021-SJ2, Class B3, 4.218%, 12/25/2061[1,2,4]	964,370
1,242,926	Series 2021-SJ2, Class B4, 4.218%, 12/25/2061[1,2,4]	919,389
	TVC Mortgage Trust
1,000,000	Series 2026-RRTL1, Class M1, 6.340%, 2/25/2041	996,284
1,000,000	Series 2026-RRTL1, Class M2, 8.087%, 2/25/2041	1,001,025
	Verus Securitization Trust
1,310,000	Series 2021-6, Class B2, 4.526%, 10/25/2066	1,000,336
2,340,000	Series 2022-1, Class B2, 3.965%, 1/25/2067	1,770,311
1,087,000	Series 2022-1, Class B1, 4.007%, 1/25/2067	871,554
393,000	Series 2023-INV2, Class M1, 7.350%, 8/25/2068	391,980
476,000	Series 2023-INV2, Class B1, 7.989%, 8/25/2068	474,676
373,000	Series 2023-6, Class B1, 7.754%, 9/25/2068	373,665
634,000	Series 2023-7, Class B1, 7.922%, 10/25/2068	636,100
1,750,000	Series 2024-INV1, Class B2, 8.422%, 3/25/2069	1,763,323
392,000	Series 2024-6, Class B1, 7.221%, 7/25/2069	396,497
2,300,000	Series 2024-INV2, Class B2, 7.904%, 8/26/2069	2,321,450
2,510,000	Series 2024-7, Class B2, 7.790%, 9/25/2069	2,524,571
1,000,000	Series 2025-2, Class B1, 6.966%, 3/25/2070	1,005,068
1,784,000	Series 2025-4, Class B2, 7.455%, 5/25/2070	1,790,135

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,500,000	Series 2026-1, Class B1, 6.467%, 1/25/2071	$1,506,985
466,000	Visio Trust Series 2023-2, Class M1, 7.705%, 10/25/2058	465,758
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $209,052,933)	209,252,146
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
904,146	AG Trust Series 2024-NLP, Class D, 8.280% (1-Month Term SOFR+465 basis points), 8/15/2041[1,3]	902,481
	Atrium Hotel Portfolio Trust
2,000,000	Series 2025-ATRM, Class D, 6.925% (1-Month Term SOFR+330 basis points), 8/15/2042[1,3]	2,022,700
1,000,000	Series 2025-ATRM, Class G, 10.375% (1-Month Term SOFR+675 basis points), 8/15/2042[1,3]	1,008,006
779,307	BANK Series 2018-BN14, Class A2, 4.128%, 9/15/2060[2]	773,175
1,765,000	BMO Mortgage Trust Series 2022-C2, Class XD, 2.470%, 7/15/2054[1,4]	218,729
	BWAY Mortgage Trust
985,163	Series 2013-1515, Class A2, 3.454%, 3/10/2033[1,2]	951,218
1,250,000	Series 2013-1515, Class B, 3.473%, 3/10/2033[1,2]	1,164,110
2,200,000	BX Commercial Mortgage Trust Series 2024-BIO2, Class D, 7.970%, 8/13/2041[1,4]	2,078,333
	BXHPP Trust
1,500,000	Series 2021-FILM, Class A, 4.389% (1-Month Term SOFR+76 basis points), 8/15/2036[1,3]	1,430,610
1,500,000	Series 2021-FILM, Class B, 4.639% (1-Month Term SOFR+101 basis points), 8/15/2036[1,3]	1,390,392
1,825,000	CEDR Commercial Mortgage Trust Series 2022-SNAI, Class E, 6.645% (1-Month Term SOFR+302 basis points), 2/15/2039[1,3]	1,783,154
1,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class B, 4.346%, 11/10/2048[2,4]	863,520
2,044,174	COMM Mortgage Trust Series 2013-CR12, Class AM, 4.300%, 10/10/2046[2]	1,960,792
2,930,000	DBC Mortgage Trust Series 2025-DBC, Class D, 6.226% (1-Month Term SOFR+260 basis points), 11/15/2042[1,2,3]	2,945,130
1,413,595	Government National Mortgage Association Series 2025-100, Class JS, 6.026% (30-Day SOFR Average+1,595 basis points), 6/20/2055	1,324,106

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	GS Mortgage Securities Corp Trust
280,000	Series 2020-DUNE, Class D, 5.790% (1-Month Term SOFR+216 basis points), 12/15/2036[1,3]	$273,066
80,000	Series 2020-DUNE, Class E, 6.390% (1-Month Term SOFR+276 basis points), 12/15/2036[1,3]	76,459
1,954,972	Series 2015-GC30, Class B, 4.094%, 5/10/2050[2,4]	1,908,548
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,282,438	Series 2022-NLP, Class B, 4.982% (1-Month Term SOFR+136 basis points), 4/15/2037[1,3]	2,249,569
282,395	Series 2021-2NU, Class C, 2.146%, 1/5/2040[1,4]	249,421
3,000,000	Life Mortgage Trust Series 2022-BMR2, Class A1, 4.921% (1-Month Term SOFR+130 basis points), 5/15/2039[1,2,3]	2,861,511
1,645,000	Life Mortgage Trust Series 2021-BMR, Class F, 6.089% (1-Month Term SOFR+246 basis points), 3/15/2038[1,3]	1,497,939
2,000,000	LONG Trust Series 2026-ISL, Class D, 6.750% (1-Month Term SOFR+310 basis points), 6/15/2043[1,3]	2,004,994
4,930,000	Nomura Commercial Asset Depositor Co., LLC Series 2026-CGCTR, Class A, 5.425% (1-Month Term SOFR+180 basis points), 4/15/2041[1,3]	4,934,962
1,115,000	OWS Real Estate Finance LLC Series 2025-MARG2, Class A, 7.750% (1-Month Term SOFR+400 basis points), 8/15/2034[1,3]	1,116,860
1,300,000	PRM7 Trust Series 2025-PRM7, Class D, 5.850%, 11/10/2042[1,4]	1,287,355
497,700	SMR Mortgage Trust Series 2022-IND, Class B, 6.025% (1-Month Term SOFR+240 basis points), 2/15/2039[1,3]	498,118
	VCC Trust
3,000,000	Series 2026-MC2, Class A1, 7.600%, 6/25/2056[1,2,6]	3,003,750
1,500,000	Series 2026-MC2, Class A2, 9.517%, 6/25/2056[1,2,6]	1,501,875
2,000,000	VTR Commercial Mortgage Trust Series 2025-STEM, Class D, 6.709%, 10/13/2039[1,4]	1,960,834
250,000	WB Commercial Mortgage Trust Series 2024-HQ, Class D, 8.278%, 3/15/2040[1,4]	247,715
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $46,819,659)	46,489,432

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 18.6%
	COMMUNICATIONS — 0.5%
33,080	Electronic Arts, Inc.[9]	$6,782,723
	CONSUMER DISCRETIONARY — 2.5%
55,760	Berto Acquisition Corp.*,7	584,922
55,318	Caesars Entertainment Corp.*	1,669,497
271	Carnival Corp.[7]	7,743
172,321	Global Business Travel Group I*	1,618,094
415,733	Taylor Morrison Home Corp. - Class A*	29,824,686
		33,704,942
	CONSUMER STAPLES — 0.0%
13,800	Kenvue, Inc.	263,718
	ENERGY — 1.2%
734,720	ARC Resources Ltd.[7]	15,437,253
	FINANCIALS — 7.4%
51,740	1RT Acquisition Corp. - Class A*,7	529,818
33,356	AA Mission Acquisition Corp. II - Class A*,7	338,897
42,436	ACP Holdings Acquisition Corp. - Class A*,7	421,814
26,254	Activate Energy Acquisition Corp. - Class A*,7	262,540
61,495	Agriculture & Natural Solutions Acquisition Corp. - Class A*,7,9	697,968
26,484	Aimei Health Technology Co., Ltd.[7]	269,327
26,328	Alussa Energy Acquisition Corp. II - Class A*,7	264,333
6,676	American Exceptionalism Acquisition Corp. - Class A*,7	78,910
52,730	Andretti Acquisition Corp. II - Class A*,7	566,847
86,600	Apex Treasury Corp. - Class A*,7	870,330
66,959	Apogee Acquisition Corp. - Class A*,7	666,242
27,224	Archimedes Tech SPAC Partners III Co.*,7	272,512
73,517	Armada Acquisition Corp. II - Class A*,7	766,047
8,836	Art Technology Acquisition Corp. - Class A*,7	87,830
64,205	Artius II Acquisition, Inc. - Class A*,7	672,868
76,009	Axiom Intelligence Acquisition Corp. I - Class A*,7	785,933
20,965	Bain Capital GSS Investment Corp. - Class A*,7	215,311
46,804	Black Spade Acquisition III Co. - Class A*,7	465,700
42,218	Blue Water Acquisition Corp. - Class A*,7	435,268
44,193	Bluerock Acquisition Corp. - Class A*,7	441,046
98,562	BTC Development Corp. - Class A*,7	991,534
13,165	Bullpen Parlay Acquisition Co. - Class A*,7	133,230
62,898	Cal Redwood Acquisition Corp. - Class A*,7	647,849
41,145	Cambridge Acquisition Corp. - Class A*,7	408,158
43,197	Cantor Equity Partners I, Inc. - Class A7	458,752
134,266	Cantor Equity Partners IV, Inc. - Class A*,7,9	1,396,366
79,943	Cantor Equity Partners V, Inc. - Class A*,7	824,412

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
27,433	Cantor Equity Partners VI, Inc. - Class A*,7	$284,480
34,634	Cantor Equity Partners VII, Inc. - Class A*,7	349,457
85,493	ChampionsGate Acquisition Corp. - Class A*,7	889,982
107,263	Charlton Aria Acquisition Corp. - Class A*,7	1,155,222
34,167	Cohen Circle Acquisition Corp. II - Class A*,7	351,920
111,160	Collective Acquisition Corp. - Class A*,7	1,159,399
97,970	Collective Acquisition Corp. II - Class A*,7	969,903
48,013	Colombier Acquisition Corp. II - Class A*,7	492,133
67,728	Columbus Circle Capital Corp. II - Class A*,7	686,085
79,620	Crane Harbor Acquisition Corp. II - Class A*,7	807,347
53,648	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,7	543,991
—	CVB Financial Corp.	1
51,949	D Boral Acquisition I Corp. - Class A*,7	517,932
50,467	D Boral ARC Acquisition I Corp. - Class A*,7	526,371
138,477	Digital Asset Acquisition Corp. - Class A*,7,9	1,437,391
187,673	DigitalBridge Group, Inc. - Class A	2,961,480
105,083	Drugs Made In America Acquisition Corp.*,7	1,119,134
142,639	Drugs Made In America Acquisition II Corp.*,7	1,434,948
24,440	Duddell Street Acquisition Corp. - Class A*,7	246,600
46,563	Dynamix Corp. III - Class A*,7	465,164
108,144	EQV Ventures Acquisition Corp. II - Class A*,7	1,100,906
46,379	Evolution Global Acquisition Corp. - Class A*,7	464,718
75,045	Fifth Era Acquisition Corp. I - Class A*,7	781,969
39,098	FIGX Capital Acquisition Corp. - Class A*,7	399,973
84,374	Future Money Acquisition Corp. - Class A*,7	841,209
36,975	FutureCrest Acquisition Corp. - Class A*,7	380,842
74,894	Gesher Acquisition Corp. II - Class A*,7	782,642
8,198	GigCapital9 Corp. - Class A*,7	81,406
63,335	Globa Terra Acquisition Corp. - Class A*,7	652,984
61,953	Graf Global Corp. - Class A9	670,951
47,064	GSR IV Acquisition Corp. - Class A*,7	478,170
65,666	Hall Chadwick Acquisition Corp. - Class A*,7	659,287
69,076	HCM IV Acquisition Corp. - Class A*,7	694,214
16,122	Helix Acquisition Corp. III - Class A*,7	170,893
33,650	Highview Merger Corp. - Class A*,7	341,547
69,438	Idea Acquisition Corp. - Class A*,7	687,436
66,458	Inflection Point Acquisition Corp. III - Class A*,7	685,847
58,225	Inflection Point Acquisition Corp. VI - Class A*,7	602,046
72,164	Insight Digital Partners II - Class A*,7	725,970
64,856	Invest Green Acquisition Corp. - Class A*,7	649,209
55,162	Iris Acquisition Corp. II - Class A*,7	547,207

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
79,589	Iron Horse Acquisition II Corp.*,7	$798,278
39,808	ITHAX Acquisition Corp. III - Class A*,7	397,284
80,351	Jackson Acquisition Co. II - Class A*,7	854,935
165,680	Janus Henderson Group PLC[7,9]	8,607,076
37,263	Jena Acquisition Corp. II - Class A*,7	386,045
16,167	K&F Growth Acquisition Corp. II - Class A*,7	170,724
48,015	K2 Capital Acquisition Corp. - Class A*,7	477,749
103,934	Keystone Acquisition Corp. - Class A*,7	1,024,789
34,132	KRAKacquisition Corp. - Class A*,7	341,320
39,769	LaFayette Acquisition Corp.*,7	402,065
66,336	Lafayette Digital Acquisition Corp. I - Class A*,7	662,033
191,384	Launch One Acquisition Corp. - Class A*,7,9	2,078,430
23,823	Legato Merger Corp. IV*,7	236,324
13,128	LF Capital Acquisition Corp. II - Class A*,7	131,214
76,883	Lionheart Holdings - Class A*,7,9	828,030
81,880	M Evo Global Acquisition Corp. II - Class A*,7	812,250
53,609	M3-Brigade Acquisition VI Corp. - Class A*,7	543,059
19,935	Melar Acquisition Corp. I - Class A*,7	216,893
99,573	Meshflow Acquisition Corp. - Class A*,7	996,726
49,215	Metals Acquisition Corp. - Class A*,7	499,532
81,546	Mountain Lake Acquisition Corp. II - Class A*,7	809,752
34,296	Muzero Acquisition Corp. - Class A*,7	340,559
4,056	New America Acquisition I Corp. - Class A*	41,168
154,396	NewHold Investment Corp. II - Class A*,7,9	1,681,372
236,695	Open Lending Corp. - Class A*	736,121
10,807	OTG Acquisition Corp. I - Class A*,7	109,799
24,044	Oyster Enterprises II Acquisition Corp. - Class A*,7	247,894
84,600	Pioneer Acquisition I Corp. - Class A*,7	863,766
40,035	Plum Acquisition Corp. IV7	427,173
28,160	Pono Capital Four, Inc. - Class A*,7	280,474
43,429	ProCap Acquisition Corp.*,7	447,319
453	Prosperity Bancshares, Inc.	33,050
47,818	PSB Holdings, Inc.	2,414,809
33,936	Pyrophyte Acquisition Corp. II - Class A*,7	346,147
53,000	Renatus Tactical Acquisition Corp. I - Class A*,7	555,440
55,418	Republic Digital Acquisition Co. - Class A*,7	571,914
41,885	RF Acquisition Corp. II*,7	461,573
56,996	Rithm Acquisition Corp. - Class A*,7	596,178
72,229	Roman DBDR Acquisition Corp. II - Class A*,7	761,294
62,991	RRE Ventures Acquisition Corp. - Class A*,7	622,981
39,380	Safeguard Acquisition Corp. - Class A*,7	396,163

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
88,538	SC II Acquisition Corp. - Class A*,7	$888,036
206,171	Siddhi Acquisition Corp. - Class A*,7,9	2,144,178
46,622	Silicon Valley Acquisition Corp. - Class A*,7	470,416
69,880	Silverbox Corp. IV - Class A*,7	755,403
26,235	SilverBox Corp. V - Class A*,7	263,924
62,936	Sizzle Acquisition Corp. II*,9	652,332
13,594	Solarius Capital Acquisition Corp. - Class A*,7	139,746
155,576	Soulpower Acquisition Corp. - Class A*,7	1,610,212
27,306	Space Asset Acquisition Corp. - Class A*,7	277,429
20,544	Spartacus Acquisition Corp. - Class A*,7	205,440
68,484	Spring Valley Acquisition Corp. IV - Class A*,7	698,537
1,190	Stellar Bancorp, Inc.	46,791
52,690	Tailwind 2.0 Acquisition Corp. - Class A*,7	528,744
53,006	TGE Value Creative Solutions Corp. - Class A*,7	526,880
55,680	Titan Acquisition Corp. - Class A*,7	579,629
26,712	Trailblazer Acquisition Corp. - Class A*,7	270,325
188,942	Vendome Acquisition Corp. I - Class A*,7,9	1,930,987
46,692	Vine Hill Capital Investment Corp. II - Class A*,7	465,986
117,629	Webster Financial Corp.	8,989,208
76,154	Wen Acquisition Corp. - Class A*,7	783,625
48,993	West Enclave Merger Corp.*,7	486,011
15,200	Willow Lane Acquisition Corp. II - Class A*,7	155,344
48,371	Yorkville Acquisition Corp. - Class A*,7	493,868
		99,340,961
	HEALTH CARE — 2.4%
86,537	Apogee Therapeutics, Inc.*,9	11,486,056
165,743	Avanos Medical, Inc.*,9	4,123,686
57,590	Catalyst Pharmaceuticals, Inc.*	1,810,054
115,852	Nuvalent, Inc. - Class A*,9	14,307,722
54,541	Organon & Co.	738,485
		32,466,003
	INDUSTRIALS — 2.6%
121,105	Chart Industries, Inc.*,9	25,303,678
71,136	Information Services Corp. - Class A7	2,557,947
15,217	TopBuild Corp.*	6,484,817
		34,346,442
	MATERIALS — 0.0%
1	Coeur Mining, Inc.	14
	REAL ESTATE — 2.0%
5,920	AvalonBay Communities, Inc. - REIT	1,117,045

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
289,595	National Storage Affiliates Trust	$12,878,290
341,271	Sila Realty Trust, Inc.	10,360,987
150,228	Whitestone REIT	2,848,323
		27,204,645
	TOTAL COMMON STOCKS
	(Cost $246,444,365)	249,546,701

Principal Amount ($)
	CORPORATE BONDS — 0.3%
	FINANCIALS — 0.3%
1,000,000	Atlantic Union Bankshares Corp. 2.875% (3-Month Term SOFR+186 basis points), 12/15/2031[2,4]	955,432
1,000,000	Flushing Financial Corp. 3.125% (3-Month Term SOFR+204 basis points), 12/1/2031[2,4]	968,749
1,550,000	NexBank Capital, Inc. 4.000% (3-Month Term SOFR+339 basis points), 8/15/2031[2,4]	1,504,940
		3,429,121
	TOTAL CORPORATE BONDS
	(Cost $3,270,931)	3,429,121

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 0.7%
	INVESTMENT PARTNERSHIPS — 0.7%
N/A	Residential Mortgage Loan Sponsor LLC - Class B5	1,670,966
N/A	Residential Mortgage Loan Sponsor LLC - Class C5	1,667,644
N/A	Residential Mortgage Loan Sponsor LLC - Class D5	2,570,397
N/A	Residential Mortgage Loan Sponsor LLC - Class E5	2,420,908
N/A	Residential Mortgage Loan Sponsor LLC - Class F5	1,411,850
		9,741,765
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $9,555,156)	9,741,765

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 27.8%
	CALL OPTIONS — 15.6%
	S&P 500 Index
3,320	Exercise Price: $7,000.00, Notional Amount: $2,324,000,000, Expiration Date: September 30, 2026*	208,844,600
	TOTAL CALL OPTIONS
	(Cost $209,331,139)	208,844,600

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	PUT OPTIONS — 12.2%
	S&P 500 Index
306	Exercise Price: $7,125.00, Notional Amount: $218,025,000, Expiration Date: July 31, 2026*	$1,000,620
3,320	Exercise Price: $8,000.00, Notional Amount: $2,656,000,000, Expiration Date: September 30, 2026*	163,493,400
	TOTAL PUT OPTIONS
	(Cost $163,468,213)	164,494,020
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $372,799,352)	373,338,620

Number of Shares
	RIGHTS — 0.0%
1,014	Abiomed, Inc., Expiration Date: December 30, 2029*,5	1,035
31,497	TPG, Inc., Expiration Date: February 12, 2027*	315
	TOTAL RIGHTS
	(Cost $1,034)	1,350

Number of Units
	SPECIAL PURPOSE ACQUISITION COMPANIES — 0.3%
	FINANCIALS — 0.3%
26,465	Aeon Acquisition I Corp.*,7	267,296
87,422	AmperCap Acquisition Co.*,7	876,843
172,247	Ares Acquisition Corp.*,7	1,731,082
16,280	Centurion Acquisition Corp. - Class A5,7	—
20,349	Centurion Acquisition Corp. - Class B5,7	—
44	Energy Transition Special Opportunities*,7	440
13,765	GP-Act III Acquisition Corp. - Class A5,7	—
17,206	GP-Act III Acquisition Corp. - Class B5,7	—
55,384	JAB Acquisition Corp. I*,7	555,502
10,680	Kensington Capital Acquisition Corp. IV*,7	106,907
1	Keystone Acquisition Corp.*,7	10
9,908	Tribeca Strategic Acquisition Corp.*,7	98,585
83,108	Yorkville International Capital Corp.*,7	835,235
		4,471,900
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
	(Cost $4,489,538)	4,471,900

Number of Shares
	WARRANTS — 0.0%
2,363	Black Spade Acquisition III Co., Expiration Date: January 26, 2031*,7	851
28,149	Collective Acquisition Corp. II, Expiration Date: June 22, 2031*,7	7,040

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
47,948	Keystone Acquisition Corp., Expiration Date: May 4, 2031*,7	$21,389
6,938	KRAKacquisition Corp., Expiration Date: March 20, 2031*,7	3,261
13,115	Muzero Acquisition Corp., Expiration Date: December 10, 2030*,7	3,672
8,060	Yorkville Acquisition Corp., Expiration Date: June 6, 2030*,7	2,066
	TOTAL WARRANTS
	(Cost $0)	38,279

Principal Amount ($)
	SHORT-TERM INVESTMENTS — 2.8%
21,292	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.49%[9,10]	21,292
38,181,726	UMB Bank, Money Market Special II Deposit Investment, 3.48%[10]	38,181,726
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,203,018)	38,203,018
	TOTAL INVESTMENTS — 104.0%
	(Cost $1,393,569,343)	1,396,567,904
	Liabilities in Excess of Other Assets — (4.0)%	(53,078,420)
	TOTAL NET ASSETS — 100.0%	$1,343,489,484

Number of Shares
	SECURITIES SOLD SHORT — (2.6)%
	COMMON STOCKS — (2.6)%
	CONSUMER DISCRETIONARY — (0.2)%
(271)	Carnival Corp.[7]	(7,742)
(155,381)	QXO, Inc.*	(2,684,984)
		(2,692,726)
	CONSUMER STAPLES — (0.0)%
(2,017)	Kimberly-Clark Corp.	(221,406)
	ENERGY — (0.9)%
(295,704)	Shell PLC[7]	(11,504,176)
	FINANCIALS — (0.4)%
(241,704)	Banco Santander S.A. - ADR[7]	(3,335,515)
(16,593)	Bank First Corp.	(2,461,572)
(452)	Prosperity Bancshares, Inc.	(33,010)
		(5,830,097)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — (1.1)%
(16,535)	Equity Residential - REIT	$(1,123,223)
(40,540)	Public Storage	(12,904,287)
		(14,027,510)
	TOTAL COMMON STOCKS
	(Proceeds $33,813,555)	(34,275,915)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $33,813,555)	$(34,275,915)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (4.1)%
	CALL OPTIONS — (1.2)%
	Nuvalent, Inc. - Class A
(249)	Exercise Price: $125.00, Notional Amount: $(3,112,500), Expiration Date: July 17, 2026*	(1,868)
	S&P 500 Index
(3,320)	Exercise Price: $8,000.00, Notional Amount: $(2,656,000,000), Expiration Date: September 30, 2026*	(15,471,200)
	Taylor Morrison Home Corp.
(329)	Exercise Price: $75.00, Notional Amount: $(2,467,500), Expiration Date: July 17, 2026*	(1,645)
	TOTAL CALL OPTIONS
	(Proceeds $15,439,100)	(15,474,713)
	PUT OPTIONS — (2.9)%
	S&P 500 Index
(306)	Exercise Price: $7,875.00, Notional Amount: $(240,975,000), Expiration Date: July 31, 2026*	(11,355,660)
(3,320)	Exercise Price: $7,000.00, Notional Amount: $(2,324,000,000), Expiration Date: September 30, 2026*	(28,087,200)
	TOTAL PUT OPTIONS
	(Proceeds $39,260,987)	(39,442,860)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $54,700,087)	$(54,917,573)

ADR — American Depository Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $514,213,031, which represents 38.27% of the total net assets of the Fund.
[2]	Callable.

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Variable rate security.
[5]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Affiliated company.
[9]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $62,498,563, which represents 4.65% of the total net assets of the Fund.
[10]	The rate is the annualized seven-day yield at period end.

First Trust Mult-Strategy Fund

	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square Loan Funding Ltd.	$500,000	$-	$-	$-	$-	$-	$-	$-
Total	500,000	$-	$-	$-	$-	$-	$-	$-

*	Net of foreign withholding taxes.

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	September 2026	144	15,414,750	20,706
CBOT 2-Year U.S. Treasury Note	September 2026	27	5,565,586	5,817
CBOT 10-Year U.S. Treasury Note	September 2026	5	549,453	1,628
CBOT Ultra Long-Term U.S. Treasury Bond	September 2026	5	580,781	10,643
		181	22,110,570	38,794

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Index Futures
CBOE Volatility Index	September 2026	(23)	(2,586,781)	(15,340)

Interest Rate Futures
CBOT U.S. Long Bond	September 2026	(45)	(5,107,500)	(11,922)
		(68)	(7,694,281)	(27,262)

TOTAL FUTURES CONTRACTS			$14,416,289	$11,532